REVENUE FROM CONTRACT WITH CUSTOMERS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
IfrsStatementLineItems [Line Items]
Total revenue from contracts with customers	$ 2,948	¥ 18,735	¥ 42,498	¥ 147,179
Wastewater Treatment [Member]
IfrsStatementLineItems [Line Items]
Sales of copper ores
Sales of water treatment equipment				2,275
Construction contract revenue		12,203	7,665	37,773
Operation and maintenance services		183	3,561	3,245
Operation services of service concession arrangement		5,953	2,295	2,295
Construction services of service concession arrangement		396	22,110	88,622
Total revenue from contracts with customers		18,735	35,631	134,210
Mainland China		18,735	35,631	134,210
At a point in time				2,275
Over time		18,735	35,631	131,935
Total revenue from contracts with customers		18,735	35,631	134,210
Exploration and Mining [Member]
IfrsStatementLineItems [Line Items]
Sales of copper ores			6,867	12,969
Sales of water treatment equipment
Construction contract revenue
Operation and maintenance services
Operation services of service concession arrangement
Construction services of service concession arrangement
Total revenue from contracts with customers			6,867	12,969
Mainland China			6,867	12,969
At a point in time			6,867	12,969
Over time
Total revenue from contracts with customers			6,867	12,969
Total [Member]
IfrsStatementLineItems [Line Items]
Sales of copper ores			6,867	12,969
Sales of water treatment equipment				2,275
Construction contract revenue	1,920	12,203	7,665	37,773
Operation and maintenance services	29	183	3,561	3,245
Operation services of service concession arrangement	937	5,953	2,295	2,295
Construction services of service concession arrangement	62	396	22,110	88,622
Total revenue from contracts with customers	2,948	18,735	42,498	147,179
Mainland China	2,948	18,735	42,498	147,179
At a point in time			6,867	15,244
Over time	2,948	18,735	35,631	131,935
Total revenue from contracts with customers	$ 2,948	¥ 18,735	¥ 42,498	¥ 147,179